Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income /(Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 1,000	$ 659,485,000	$ (8,034,000)	$ 589,000	$ (570,501,000)	$ 81,540,000
Balance (in shares) at Dec. 31, 2020	12,394,271
Issuance of ordinary shares pursuant to financing agreements	$ 0	32,500,000	0	0	0	32,500,000
Issuance of ordinary shares pursuant to financing agreements	1,585,365
Stock issuance costs	$ 0	(2,019,000)	0	0	0	(2,019,000)
Share-based compensation expense, net of forfeitures	0	7,770,000	0	0	0	7,770,000
Foreign currency translation adjustment	0		0	1,365,000	0	1,365,000
Net loss attributable to CASI Pharmaceuticals, Inc.	0	(1,512,000)	0	0	(35,142,000)	(36,654,000)
Balance at Dec. 31, 2021	$ 1,000	696,224,000	(8,034,000)	1,954,000	(605,643,000)	84,502,000
Balance (in shares) at Dec. 31, 2021	13,979,636
Repurchase and retirement of ordinary shares	$ 0	(1,971,000)	(1,296,000)	0	0	(3,267,000)
Repurchase and retirement of ordinary shares (in shares)	(522,011)
Share-based compensation expense, net of forfeitures	$ 0	7,010,000	0	0	0	7,010,000
Foreign currency translation adjustment	0		0	(2,657,000)	0	(2,657,000)
Net loss attributable to CASI Pharmaceuticals, Inc.	0	(9,497,000)	0	0	(31,517,000)	(41,014,000)
Balance at Dec. 31, 2022	$ 1,000	691,766,000	(9,330,000)	(703,000)	(637,160,000)	44,574,000
Balance (in shares) at Dec. 31, 2022	13,457,625
Repurchase and retirement of ordinary shares	$ 0	(4,000)	(274,000)	0	0	(278,000)
Repurchase and retirement of ordinary shares (in shares)	(136,118)
Issuance of ordinary shares for options exercised	$ 0	109,000	0	0	0	109,000
Issuance of ordinary shares for options exercised (in shares)	56,668
Share-based compensation expense, net of forfeitures	$ 0	7,217,000	0	0	0	7,217,000
Foreign currency translation adjustment	0		0	(497,000)	0	(497,000)
Net loss attributable to CASI Pharmaceuticals, Inc.	0	(3,303,000)	0	0	(23,657,000)	(26,960,000)
Balance at Dec. 31, 2023	$ 1,000	$ 695,785,000	$ (9,604,000)	$ (1,200,000)	$ (660,817,000)	$ 24,165,000
Balance (in shares) at Dec. 31, 2023	13,378,175